Operating Lease Liabilities	12 Months Ended
Jun. 30, 2023
Operating Lease Liabilities Abstract
OPERATING LEASE LIABILITIES

NOTE 15 – OPERATING LEASE LIABILITIES

Operating lease liabilities as of June 30, 2023 and 2022 consisted of the following:

	2023	2022
Villas*	$1,192,898	$1,956,260
Warehouse**	607,870	-
Base Station Tower***	151,978	188,069
Office****	-	107,506
Total operating lease liabilities	$1,952,746	$2,251,835

Analyzed for reporting purposes as:

	2023	2022
Long-term portion of operating lease liabilities	$1,636,493	$1,473,093
Current maturities of operating lease liabilities	316,253	778,742
Total	$1,952,746	$2,251,835

The operating lease liabilities is the net present value of the remaining lease payments as of June 30, 2023 and 2022.

The discount rates used for the Villas, Base Station Tower, Office and Warehouse were 4.12%, 3.14%, 2.46%, and 4.45%, respectively. The weighted average discount rate used for operating leases was 4.06%. The weighted average remaining lease terms for operating leases was 16.00 years. The incremental borrowing rate for the Company ranged from 3.7% to 4.8%.

The Company recorded no operating lease liability for the operating lease of Shou Hill Valley Area as of June 30, 2023 and 2022, respectively, since the Company prepaid the total lease expense of $2,319,791 (RMB 15,000,000) in December 2017. The Company recorded no operating lease liability for the operating lease of Farmland as of June 30, 2023 and 2022, since the Company paid the total lease expense of $2,321,945 (RMB 15,000,000) in October 2021.

For the years ended June 30, 2023, 2022 and 2021, the operating lease expense were $520,859, $336,992 and $1,010,608, respectively. For the years ended June 30, 2023, 2022 and 2021, the short-term operating lease expense were $5,079,411, $259,996 and $1,589,089, respectively.

*	The lease agreement of Villas was entered into on December 22, 2017, bears interest at about 4.12% and will be matured on December 31, 2037. Lease payments for this agreement are to be made every five years. As of June 30, 2023, the Company has paid $696,584 for the first installment to the lessee.

**	The operating lease liabilities is the net present value of the remaining lease payments as of June 30, 2023 and 2022. The discount rate used for the warehouse operating lease warehouse was 4.45%. The remaining lease term for the warehouse operating lease was 3.42 years.

***	The lease agreement of Base Station Tower was entered into on November 25, 2019, bears interest at about 3.14% and will be matured on November 24, 2029. Lease payments for this agreement are to be made every year. As of June 30, 2023, the Company has paid $ 61,919 to the lessee.

****	The lease agreement of Office was entered into on January 1, 2022, bears interest at about 2.46% and will be matured on December 31, 2024. Lease payments for this agreement are to be made every year. The Company terminated the lease contract with leaser on September 30, 2022.

Maturity analysis of operating lease liabilities as of June 30, 2023 is as follows:

Operating lease payment	Villas	Base station tower	Warehouse	Total undiscounted cash flows
Discount rate at commencement	4.12%	3.14%	4.45%
One year	$-	$27,679	$265,766	$293,445
Two years	-	27,679	265,766	293,445
Three years	-	27,679	110,736	138,415
Four years	-	27,679	-	27,679
Five years	753,550	27,679	-	781,229
Beyond five years	828,905	27,679	-	856,584
Total undiscounted cash flows	$1,582,455	$166,074	$642,268	$2,390,797
Total operating lease liabilities	1,192,898	151,978	607,870	1,952,746
Difference between undiscounted cash flows and discounted cash flows	389,557	14,096	34,398	438,051

Maturity analysis of operating lease liabilities as of June 30, 2022 is as follows:

Operating lease payment	Villas	Base station tower	Office	Total undiscounted cash flows
Discount rate at commencement	4.12%	3.14%	2.46%
One year	$737,551	$29,800	$55,070	$822,421
Two years	-	29,800	55,070	84,870
Three years	-	29,800	-	29,800
Four years	-	29,800	-	29,800
Five years	-	29,800	-	29,800
Beyond five years	1,703,743	59,600	-	1,763,343
Total undiscounted cash flows	$2,441,294	$208,600	110,140	$2,760,034
Total operating lease liabilities	1,956,260	188,069	107,506	2,251,835
Difference between undiscounted cash flows and discounted cash flows	485,034	20,531	2,634	508,199